UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21665

Hatteras Core Alternatives TEI Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 6601 Six Forks Road, Suite 340 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives TEI Fund, L.P.

Schedule of Investments - June 30, 2017 (unaudited)

Hatteras Core Alternatives TEI Fund, L.P. (1)

Investment in Hatteras Core Alternatives Offshore Fund, LDC, at value - 100.05%	$113,328,053
Liabilities in excess of other assets - (0.05)%	(51,760)
Partners’ Capital — 100.00%	$113,276,293

Hatteras Core Alternatives Offshore Fund, LDC (2)

Investment in Hatteras Master Fund, L.P., at value - 100.10%	$113,328,053
Liabilities in excess of other assets - (0.10)%	(116,855)
Partners’ Capital — 100.00%	$113,211,198

(1)         Invests the majority of its assets in Hatteras Core Alternatives Offshore Fund, LDC.

The Schedule of Investments is included above.

(2)         Invests the majority of its assets in Hatteras Master Fund, L.P.

The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - June 30, 2017 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

		Cost	Fair Value
Investments in Adviser Funds and Securities - (93.98%)
Absolute Return - (3.64%)
Citadel Wellington, LLC (Class A) (a), (b), (c), (d)		$5,495,951	$15,228,868
D.E. Shaw Composite Fund, LLC (a), (b), (e)		446,024	836,669
Eton Park Fund, L.P. (a), (b), (e)		552,679	224,549
OZ Asia, Domestic Partners, L.P. (a), (b), (d), (e)		549,154	326,277
Perry Partners, L.P. (a), (b), (e)		16,537	28,395
Pipe Equity Partners (a), (b), (e)		7,862,378	1,074,037
Pipe Select Fund, LLC (a), (b), (e)		3,428,366	2,149,740
Stark Investments, L.P. (a), (b), (e)		72,739	62,476
Stark Select Asset Fund, LLC (a), (b), (e)		216,638	231,408
Total Absolute Return		18,640,466	20,162,419

	Shares	Cost	Fair Value
Enhanced Fixed Income - (3.66%)
BDCM Partners I, L.P. (b), (e)		9,616,875	12,049,688
Drawbridge Special Opportunities Fund, L.P. (a), (b), (e)		192,875	250,277
Fortress VRF Advisors I, LLC (a), (b), (e)		236,958	122,125
Harbinger Capital Partners Fund I, L.P. (a), (b), (d), (e)		4,552,148	1,432,062
Harbinger Class L Holdings (U.S.), LLC (a), (b), (e)		18,793	22,240
Harbinger Class LS Holdings I (U.S.) Trust (a), (b), (e)	2,458	6,226,158	634,820
Harbinger Class PE Holdings (U.S.) Trust (a), (b), (e)	3	391,346	235,475
Harbinger Credit Distressed Blue Line Fund, L.P. (a), (b), (c), (e)		12,326,927	5,215,120
Marathon Special Opportunities Fund, L.P. (a), (b), (e)		544,487	268,064
Prospect Harbor Designated Investments, L.P. (a), (b), (e)		13,705	40,178
Strategic Value Restructuring Fund, L.P. (a), (b), (e)		170	368
Total Enhanced Fixed Income		34,120,442	20,270,417

		Cost	Fair Value
Opportunistic Equity - (19.32%)
Brenham Capital Fund, L.P. (a), (b)		5,000,000	4,537,423
Broadfin Healthcare Fund, L.P. (a), (b), (c)		7,075,872	14,638,266
Camcap Resources, L.P. (a), (b), (e)		491,057	54,269
Crosslink Crossover Fund IV, L.P. (a), (b), (e)		543,144	1,110,164

Crosslink Crossover Fund V, L.P. (a), (b), (e)		482,557	1,199,454
Crosslink Crossover Fund VI, L.P. (a), (b), (e)		5,938,610	9,801,741
EMG Investment, LLC (a), (b), (e)		783,133	2,453,125
Gavea Investment Fund II, L.P. (a), (b), (d), (e)		7,831	27,056
Gavea Investment Fund III, L.P. (a), (b), (d), (e)		123,327	898,080
Horseman Global Fund, L.P. (a), (b), (d)		5,000,000	3,280,122
Hound Partners, L.P. (a), (b), (c)		9,792,676	14,709,690
Light Street Argon, L.P. (a), (b)		8,994,913	12,496,550
New Horizon Opportunities Fund, LLC (a), (b), (f)		5,000,000	5,062,345
Sansar Capital Holdings, LTD. (a), (b), (e)		116,412	44,153
Teng Yue Partners Fund, L.P. (a), (b), (c)		7,787,770	13,594,254
Tybourne Equity (U.S.) Fund, Class A (a), (b) (c), (d)		12,006,254	21,205,057
Valiant Capital Partners, L.P. (a), (b), (c), (e)		590,751	1,276,926
WCP Real Estate Strategies Fund, L.P. (a), (b), (e)		592,047	478,129
Total Opportunistic Equity		70,495,536	106,970,548

	Shares/Contracts	Cost	Fair Value
Private Investments - (67.31%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. (a), (b), (d)		231,526	123,055
ABRY Advanced Securities Fund III, L.P. (a), (b), (d)		1,191,902	1,499,899
ABRY Partners VI, L.P. (a), (b)		1,506,611	260,171
ABRY Partners VII, L.P. (a), (b)		2,215,710	2,516,074
ABRY Partners VIII, L.P. (b), (d)		2,279,873	2,433,971
Accel-KKR Capital Partners III, L.P. (a), (b)		4,767,851	5,459,563
Accel-KKR Capital Partners IV, L.P. (a), (b)		2,037,960	2,253,369
ACM Opportunities Fund, L.P. (a), (b)		3,000,000	3,961,666
Angeles Equity Partners I, L.P. (b)		247,975	177,396
Arclight Energy Partners Fund IV, L.P. (b)		1,233,180	640,743
Arclight Energy Partners Fund V, L.P. (a), (b)		3,616,050	2,826,030
Ascendent Capital Partners I, L.P. (a), (b), (d)		1,766,635	2,158,742
BDCM Opportunity Fund II, L.P. (b)		3,696,811	5,977,999
Benson Elliot Real Estate Partners II, L.P. (a), (b), (g)		3,655,569	851,711
Cadent Energy Partners II, L.P. (b)		5,299,726	8,152,119
Canaan Natural Gas Fund X, L.P. (a), (b)		6,152,301	965,735
CDH Fund IV, L.P. (b), (d)		2,681,253	3,918,588
CDH Venture Partners II, L.P. (b), (d)		3,173,081	4,196,686
China Special Opportunities Fund III, L.P. (b), (d)		5,766,961	7,205,459
Claremont Creek Ventures, L.P. (a), (b)		1,837,596	1,025,095
Claremont Creek Ventures II, L.P. (a), (b)		3,097,775	3,449,105
Colony Investors VII, L.P. (a), (b)		2,710,480	561,200
Colony Investors VIII, L.P. (b)		6,661,189	685,530
CX Partners Fund Limited (b), (d)		4,123,295	7,942,925
Dace Ventures I, L.P. (a), (b)		2,202,471	1,036,269
Darwin Private Equity I, L.P. (b), (g)		4,596,930	1,199,008
ECP IHS (Mauritius) Limited (a), (b), (f)		7,203,981	10,325,091
EMG AE Permian Co-Investment, L.P. (a), (b)		3,000,000	1,377,812
EMG Ascent 2016, L.P. (a), (b)		4,204,064	6,008,778
EnerVest Energy Institutional Fund X-A, L.P. (a), (b)		2,177,100	1,003,664
EnerVest Energy Institutional Fund XI-A, L.P. (a), (b)		6,173,794	4,141,918
ENR Partners, L.P. (a), (b)		1,196,533	1,417,815

Fairhaven Capital Partners, L.P. (a), (b)	4,912,028	5,140,874
Falcon Sovereign, L.P. (a), (b)	1,189,634	2,379,815
Florida Real Estate Value Fund, L.P. (b)	271,812	1,670,747
Forum European Realty Income III, L.P. (b), (d)	3,304,832	1,599,024
Garrison Opportunity Fund, LLC (a), (b)	—	756,088
Garrison Opportunity Fund II A, LLC (a), (b)	—	1,515,723
Glade Brook Private Investors II, L.P. (a), (b)	4,192,778	4,555,894
GB Private Opportunities Fund, (a), (b)	4,969,937	5,902,986
Great Point Partners I, L.P. (a), (b)	1,473,620	1,052,959
Greenfield Acquisition Partners V, L.P. (b)	2,433,843	465,761
GTIS Brazil Real Estate Fund, L.P. (b)	6,749,488	7,216,131
Halifax Capital Partners II, L.P. (a), (b)	1,741,904	1,138,068
Halifax Capital Partners III, L.P. (a), (b)	3,249,718	2,157,453
Hancock Park Capital III, L.P. (a), (b)	904,413	1,215,285
Healthcor Partners Fund, L.P. (a), (b), (c)	3,778,905	4,479,617
Hillcrest Fund, L.P. (a), (b), (d)	2,542,199	914,384
Intervale Capital Fund, L.P. (a), (b)	2,184,822	1,657,561
IP Fashion Holdings PTE, LTD. (a), (b), (h)	1,545,000	—
J.C. Flowers II, L.P. (b), (d)	8,954,945	10,860,155
J.C. Flowers III, L.P. (b), (d)	5,636,476	5,416,360
LC Fund V, L.P. (b), (d)	3,118,227	4,252,968
Light Street SPVH, L.P. (a), (b)	2,000,000	1,835,857
Lighthouse Capital Partners VI, L.P. (a), (b)	331,432	393,524
Lyfe Capital Fund, L.P. (a), (b), (d)	2,474,857	2,267,119
Merit Energy Partners F-II, L.P. (a), (b)	1,156,832	515,500
Mid Europa Fund III, L.P. (b), (i)	3,805,055	1,879,377
Midstream & Resources Follow-On Fund, L.P. (b)	1,438,021	4,046,051
Monomoy Capital Partners II, L.P. (a), (b)	5,252,623	3,227,059
Natural Gas Partners VIII, L.P. (b)	643	92,813
Natural Gas Partners IX, L.P. (b)	703,440.00	115,586
New Horizon Capital III, L.P. (b), (d)	3,260,759	5,883,216
NGP Energy Technology Partners, L.P. (a), (b)	701,688	451,302
NGP Energy Technology Partners II, L.P. (b)	4,255,844	2,355,717
NGP Midstream & Resources, L.P. (b)	4,127,719	4,674,969
NGP Natural Resources X, L.P. (b)	1,978,482	1,385,360
NGP Natural Resources XI, L.P. (b)	1,587,444	1,762,100
Northstar Equity Partners III Limited (b), (d)	3,677,883	3,457,349
OCM Mezzanine Fund II, L.P. (a), (b)	382,661	436,549
ORBIS Real Estate Fund I, L.P. (a), (b), (f)	2,916,228	1,385,180
Orchid Asia IV, L.P. (b), (d)	2,753,324	2,001,242
Parmenter Realty Fund IV, L.P. (b)	2,324,249	2,309,045
Patron Capital III, L.P. (a), (b), (g)	4,087,718	1,184,845
Pearlmark Mezzanine Realty Partners III, LLC (b)	1,799,941	1,074,461
Pennybacker II, L.P. (b)	894,235	14,160
Phoenix Asia Real Estate Investments II, L.P. (a), (b), (d)	2,737,810	2,787,431
Pine Brook Capital Partners, L.P. (b)	7,218,436	5,604,567
Private Equity Investment Fund V, L.P. (a), (b)	12,442,342	5,830,038
Private Equity Investors Fund IV, L.P. (a), (b)	2,232,312	848,159
Private Investors III, LLC (a), (b)	3,057,519	2,675,424
Quantum Energy Partners IV, L.P. (a), (b)	4,802,736	2,485,505
Quantum Energy Partners V, L.P. (a), (b)	8,272,258	10,647,867

Rockwood Capital Real Estate Partners Fund VII, L.P. (b)		4,150,069	2,034,740
Roundtable Healthcare Management III, L.P. (a), (b)		4,647,571	6,493,232
Roundtable Healthcare Partners II, L.P. (b)		—	303,981
Saints Capital VI, L.P. (b)		6,157,878	3,305,579
Sanderling Venture Partners VI Co-Investment Fund, L.P. (a), (b)		588,244	553,253
Sanderling Venture Partners VI, L.P. (a), (b)		835,401	984,693
SBC U.S. Fund, L.P. (a), (b)		3,015,306	3,870,000
Sentient Global Resources Fund III, L.P. (a), (b), (d)		12,507,019	13,353,953
Sentient Global Resources Fund IV, L.P. (a), (b)		5,578,331	5,025,076
Silver Knight Investment LTD. (b), (d)	19	271,016	516,665
Singerman Real Estate Opportunity Fund I, L.P. (b)		1,483,438	2,054,374
Sovereign Capital Limited Partnership III (b), (g)		3,073,396	5,648,144
Square Mile Partners III, L.P. (b)		2,303,692	1,615,232
Sterling Capital Partners II, L.P. (a), (b)		1,538,753	411,150
Sterling Group Partners III, L.P. (a), (b)		5,200,716	6,164,672
Strategic Value Global Opportunities Fund I-A, L.P. (a), (b)		2,192,448	910,712
Talara Opportunities III, L.P. (a), (b)		931,001	69,348
TDR Capital AS 2013, L.P. (a), (b), (g)		6,184,080	6,051,669
Tenaya Capital V, L.P. (a), (b)		3,217,224	3,057,834
The Column Group, L.P. (a), (b)		4,385,617	6,312,209
The Energy and Minerals Group Fund II, L.P. (b)		4,313,088	6,536,596
The Energy and Minerals Group Fund III, L.P. (b)		2,772,236	2,417,820
The Energy and Minerals Group Fund IV, L.P. (b)		1,024,378	1,307,339
The Founders Fund III, L.P. (a), (b)		4,713,540	15,869,347
The Founders Fund IV, L.P. (a), (b)		2,115,108	8,904,145
Tiger Global Investments Partners VI, L.P. (a), (b), (d)		4,398,515	5,048,796
Tiger Global Investments Partners VII, L.P. (b), (d)		2,046,341	2,459,736
Tiger Global Investments Partners X, L.P. (a), (b), (d)		424,000	404,249
TPF II, L.P. (a), (b)		1,813,315	256,203
Trivest Fund IV, L.P. (a), (b)		3,100,476	3,603,595
Trivest Fund V, L.P. (a), (b)		1,955,963	1,947,196
Trivest Growth Investment Fund, L.P. (a), (b)		263,342	234,548
True Ventures III, L.P. (a), (b)		2,193,024	2,773,338
Urban Oil and Gas Partners A-1, L.P. (a), (b)		6,874,263	1,700,000
Urban Oil and Gas Partners B-1, L.P. (b)		3,436,950	3,688,576
VCFA Private Equity Partners IV, L.P. (b)		1,064,698	210,214
VCFA Venture Partners V, L.P. (a), (b)		3,052,527	1,549,425
Voyager Capital Fund III, L.P. (a), (b)		1,906,854	2,453,137
WCP Real Estate Fund I, L.P. (a), (b)		781,121	347,444
Westview Capital Partners II, L.P. (a), (b)		3,461,580	4,076,942
Zero2IPO China Fund II, L.P. (a), (b), (d)		3,382,914	2,683,328
Total Investments in Adviser Funds		384,166,148	372,159,099

Investments in Private Companies
Illumitex, Inc., Common Stock (a), (b)	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock (a), (b)	2,404,160	499,369	608,785
Illumitex, Inc., Series X Preferred Stock (a), (b)	2,404,160	—	—
Total Investments in Private Companies		1,499,369	608,785

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (a), (b)	553,352	—	—

Total Investment in Private Company Call Options		—	—
Total Private Investments		385,665,517	372,767,884

	Shares	Cost	Fair Value
Tactical Trading - (0.05%)
Investments in Adviser Funds
Drawbridge Global Macro Fund, L.P. (a), (b), (e)		4,528	2,199
Touradji Private Equity Onshore Fund, LTD. (a), (b), (d), (e)		1,773,871	273,324
Total Investments in Adviser Funds		1,778,399	275,523
Total Tactical Trading		1,778,399	275,523

Total Investments in Adviser Funds and Securities (cost $510,700,360)			520,446,791

Short-Term Investments - (5.84%)
Fidelity Money Market Government Portfolio - Institutional Class, 0.85% (k)	32,326,851	32,326,851	32,326,851
Total Short-Term Investments (cost $32,326,851)			32,326,851
Total Investments (cost $543,027,211) (99.82%)			552,773,642
Other assets in excess of liabilities (0.18%)			998,138
Partners’ capital - (100.00%)			$553,771,780

(a) - Non-income producing.

(b) - Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.

(c) - Securities held in custody by US Bank N.A., as collateral for a credit facility.  The total cost and fair value of these investments as of June 30, 2017 was $58,855,106 and $90,347,798, respectively.

(d) - Domiciled in Cayman Islands

(e) - The Adviser Fund has imposed gates on or has limited redemptions.  The total cost and fair value of these investments as of June 30, 2017 was $58,290,656 and $41,649,408 respectively.

(f) - Domiciled in Mauritius

(g) - Domiciled in United Kingdom

(h) - Domiciled in Republic of Singapore

(i) - Domiciled in Guernsey

(j) - Domiciled in Japan

(k) - The rate shown is the annualized 7-day yield as of June 30, 2017

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•  Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•  Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Absolute Return	$—	$—	$—	$20,162,419	$20,162,419
Enhanced Fixed Income	—	—	—	20,270,417	20,270,417
Opportunistic Equity	—	—	—	106,970,548	106,970,548
Private Investments	—	—	608,785	372,159,099	372,767,884
Tactical Trading	—	—	—	275,523	275,523
Short-Term Investment	32,326,851	—	—	—	32,326,851
Total	$32,326,851	$—	$608,785	$519,838,006	$552,773,642

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Balances		Change in			Balances
	as of		Unrealized			as of
	March 31,	Net Realized	Appreciation/	Gross	Gross	June 30,
Level 3 Investments	2017	Gain (Loss)	(Depreciation)	Purchases	Sales	2017
Private Investments	$608,785	$—	$—	$—	$—	$608,785
Total Level 3 Investments	$608,785	$—	$—	$—	$—	$608,785

For the period ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2017.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2017:

Type of Level 3 Investment	Fair Value as of June 30, 2017	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	608,785	Current value method	Recent round of financing
Total Level 3 Investments	$608,785

Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value. No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant’s  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the “1940 Act”) (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)                                 There  were  no  changes  in the  registrant’s  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant’s  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant’s  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Fund, L.P.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 14, 2017

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 14, 2017

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 14, 2017

* Print the name and title of each signing officer under his or her signature.